CONCENTRATIONS OF RISK (Details Narrative)	6 Months Ended		12 Months Ended	15 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)
Concentration Risk [Line Items]
Allocated share based compensation expense				$ 74,360	$ 100,000
Cash	$ 2,900,000			2,900,000
Restricted cash current	300,000			$ 300,000
Concentrations of credit risk	$ 3,100,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.50%		19.80%